INVESTMENTS, DEBT AND DERIVATIVES - Fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Bank loans and bonds | At amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 7,709	$ 8,031